Capital One Funds
Capital One Capital Appreciation Fund - Class A Shares and Class B Shares

Capital One Louisiana Municipal Income Fund - Class A Shares and Class B
Shares

Capital One Mid Cap Equity Fund - Class A Shares and Class B Shares

Capital One Total Return Bond Fund

Capital One U.S. Government Income Fund

Capital One Cash Reserve Fund - Class A Shares and Class B Shares

Capital One U.S. Treasury Money Market Fund

Supplement to the Prospectus and Statement of Additional Information dated December 31, 2005
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The Hibernia Funds have changed their names to the Capital One Funds.  In your Prospectus and Statement of Additional Information, please delete all references to the "Hibernia Funds" and replace them with the "Capital One Funds." In addition, the Funds' investment adviser has changed its name from "Hibernia Asset Management" to "Capital One Asset Management."


Old Fund Name                             New Fund Name
--------------------------------------------------------------------------------
Hibernia Capital Appreciation Fund       Capital One Capital Appreciation Fund
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--------------------------------------------------------------------------------
Hibernia Louisiana Municipal Income Fund Capital One Louisiana Municipal Income
                                         Fund
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Hibernia Mid Cap Equity Fund             Capital One Mid Cap Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hibernia Total Return Bond Fund          Capital One Total Return Bond Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hibernia U.S. Government Income Fund     Capital One U.S. Government Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hibernia Cash Reserve Fund               Capital One Cash Reserve Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hibernia U.S. Treasury Money Market Fund Capital One U.S. Treasury Money Market
                                         Fund
--------------------------------------------------------------------------------

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                                                                April 28, 2006
Investment Company Act File No. 811-5536
Cusip 14041W 10 1
Cusip 14041W 20 0
Cusip 14041W 30 9
Cusip 14041W 40 8
Cusip 14041W 50 7
Cusip 14041W 60 6
Cusip 14041W 70 5
Cusip 14041W 80 4
Cusip 14041W 86 1
Cusip 14041W 87 9
Cusip 14041W 88 7
34635 (4/06)

Edgewood Services, Inc., Distributor of the Funds


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            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
------------------------------------------------------------------------------

Capital One Funds
(formerly, Hibernia Funds)

Capital One U.S. Treasury Money Market Fund
(formerly, Hibernia U.S. Treasury Money Market Fund)

Supplement to the Prospectus dated December 31, 2005


Effective June 28, 2006, please delete the second sentence under the heading "Strategy" on page 15 of your prospectus and replace it with the following:

   "As a non-fundamental policy, under normal circumstances, at least 80% of the Fund's total assets will be invested in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury obligations."



                                                                April 28, 2006
Investment Company Act File No. 811-5536
Cusip 14041W 86 1
34662  (4/06)
Edgewood Services, Inc., Distributor of the Fund